Portfolio of Investments Nelson Select ETF	December 31, 2025 (Unaudited)

Shares		Fair Value ($)
Common Stocks — 97.4%
Communication Services — 10.8%
7,964	Alphabet, Inc., Class A	2,492,732
1,564	Meta Platforms, Inc., Class A	1,032,381
5,661	Omnicom Group, Inc.	457,126
4,671	Walt Disney Co. (The)	531,420
		4,513,659
Consumer Discretionary — 10.4%
3,051	Airbnb, Inc., Class A(a)	414,082
6,966	Amazon.com, Inc.(a)	1,607,892
13,643	Carnival Corp.(a)	416,657
1,944	Expedia Group, Inc.	550,755
1,922	Lululemon Athletica, Inc.(a)	399,411
994	Tesla, Inc.(a)	447,022
3,379	TJX Cos., Inc. (The)	519,048
		4,354,867
Consumer Staples — 4.4%
5,987	Coca-Cola Co. (The)	418,551
2,290	Hershey Co. (The)	416,734
5,449	Monster Beverage Corp.(a)	417,775
5,632	Walmart, Inc.	627,461
		1,880,521
Energy — 3.1%
8,617	Devon Energy Corp.	315,641
4,587	Exxon Mobil Corp.	551,999
2,277	Targa Resources Corp.	420,107
		1,287,747
Financials — 13.3%
2,501	Allstate Corp. (The)	520,583
2,311	American Express Co.	854,954
5,553	Bank of New York Mellon Corp. (The)	644,648
2,710	Capital One Financial Corp.	656,796
6,593	Charles Schwab Corp. (The)	658,706
2,709	JPMorgan Chase & Co.	872,894
1,188	Visa, Inc., Class A	416,643
9,709	Wells Fargo & Co.	904,879
		5,530,103
Health Care — 10.0%
2,430	AbbVie, Inc.	555,231
7,636	Bristol-Myers Squibb Co.	411,886
665	Eli Lilly & Co.	714,662
2,754	Johnson & Johnson	569,940
648	McKesson Corp.	531,548
4,187	Merck & Co., Inc.	440,724
13,828	Royalty Pharma PLC, Class A	534,314
1,793	Veeva Systems, Inc., Class A(a)	400,251
		4,158,556
Industrials — 7.9%
1,229	Cummins, Inc.	627,343
878	Dycom Industries, Inc.(a)	296,676
1,776	General Dynamics Corp.	597,908
2,044	Honeywell International, Inc.	398,764
1,360	Huntington Ingalls Industries, Inc.	462,495
3,354	United Airlines Holdings, Inc.(a)	375,044

Portfolio of Investments Nelson Select ETF (continued)	December 31, 2025 (Unaudited)

Shares		Fair Value ($)
Common Stocks — 97.4% (continued)
Industrials — 7.9% (continued)
2,388	Waste Management, Inc.	524,667
		3,282,897
Information Technology — 33.1%
1,996	Accenture PLC, Class A	535,527
1,490	Adobe, Inc.(a)	521,485
9,051	Apple, Inc.	2,460,604
1,752	Autodesk, Inc.(a)	518,610
2,870	Broadcom, Inc.	993,307
1,408	Credo Technology Group Holding, Ltd.(a)	202,597
1,584	First Solar, Inc.(a)	413,788
1,796	Jabil, Inc.	409,524
349	KLA Corp.	424,063
2,405	Micron Technology, Inc.	686,411
4,748	Microsoft Corp.	2,296,228
14,319	NVIDIA Corp.	2,670,494
1,796	NXP Semiconductors NV	389,840
3,184	Salesforce, Inc.	843,473
2,406	Western Digital Corp.	414,482
		13,780,433
Materials — 2.2%
8,211	Freeport-McMoRan, Inc.	417,037
4,846	Newmont Corp.	483,873
		900,910
Utilities — 2.2%
2,450	Duke Energy Corp.	287,165
3,958	NextEra Energy, Inc.	317,748
1,959	NRG Energy, Inc.	311,951
		916,864
Total Common Stocks (Cost $39,405,089)		40,606,557

Exchange-Traded Fund — 1.6%
16,808	State Street Real Estate Select Sector SPDR ETF	678,203
Total Exchange-Traded Fund (Cost $703,763)		678,203

Total Investments — 99.0% (Cost $40,108,852)		41,284,760
Net other assets (liabilities)— 1.0%		405,390
Net Assets — 100.0%		41,690,150

(a)	Non-income producing security

ETF — Exchange-Traded Fund

PLC — Public Limited Company

SPDR — Standard & Poor’s Depositary Receipts